Label	Element	Value
Emerging Markets Fixed Income Opportunities Portfolio
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Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 31, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 31, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2018

Emerging Markets Fixed Income Opportunities Portfolio
Multi-Asset Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Fixed Income Opportunities Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following is hereby added as the second paragraph of the section of each Prospectus entitled "Fund Summary—Fees and Expenses":

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund's principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Please retain this supplement for future reference.